Equity (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Number of shares	683,509,869	683,509,869
Percentage of shares	100.00%	100.00%
State Department Of Finance [Member]
IfrsStatementLineItems [Line Items]
Number of shares	343,506,664	343,506,664
Percentage of shares	50.30%	50.30%
Other Shareholders In Brazil [Member]
IfrsStatementLineItems [Line Items]
Number of shares	262,118,658	257,339,417
Percentage of shares	38.30%	37.60%
Other Shareholders Abroads [Member]
IfrsStatementLineItems [Line Items]
Number of shares	77,884,547	82,663,788
Percentage of shares	11.40%	12.10%